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                       Supplement dated February 14, 2001
                     to Prospectuses dated May 1, 2000 for

          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                VARIABLE UNIVERSAL LIFE 2000 INSURANCE POLICIES
            SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                  and to Prospectus dated February 1, 2001 for

           SINGLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                ALL INVESTING IN
               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT I

                                    * * * *

                     CORPORATE SPONSORED VARIABLE UNIVERSAL
                            LIFE INSURANCE POLICIES

                                  INVESTING IN
     NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT I

       Supplement dated February 14, 2001 to Prospectus dated May 1, 2000

     This supplement provides information that you should know before you invest in the above-captioned policies. You should read this information carefully and retain it for future reference. This supplement is not valid unless it is accompanied by a current prospectus for the policies. The terms we use in this supplement have the same meanings as in the prospectus for the policies.

     Effective immediately, New York Life Investment Management LLC ("NYLIM") will assume the investment advisory responsibilities of MacKay Shields LLC ("MacKay Shields") with respect to the MainStay VP Capital Appreciation, the MainStay VP Total Return, the MainStay VP Government, the MainStay VP Cash Management, the MainStay VP High Yield Corporate Bond, the MainStay VP International Equity, the MainStay VP Value and the MainStay VP Convertible Portfolios. MacKay Shields' services to these Portfolios will continue under a sub-advisory agreement with NYLIM. In addition, NYLIM will replace New York Life Insurance Company ("NYLIC") as Investment Adviser to the MainStay VP American Century Income & Growth, the MainStay VP Dreyfus Large Company Value, the MainStay VP Eagle Asset Management Growth Equity and the MainStay VP Lord Abbett Developing Growth Portfolios. NYLIM is registered with the SEC as an investment adviser and is an indirect, wholly-owned subsidiary of New York Life Insurance Company.

     MacKay Shields and NYLIC have concluded that the foregoing changes to the advisory arrangements will not require shareholder approval. The same people who are currently performing investment advisory services for the Portfolios as employees of MacKay Shields and NYLIC will continue to perform these services for the Portfolios as employees of NYLIM.

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010